UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Semiannual Report January 31, 2016

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2016

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Arizona Municipal Income Fund	2
Connecticut Municipal Income Fund	3
Minnesota Municipal Income Fund	4
New Jersey Municipal Income Fund	5
Pennsylvania Municipal Income Fund	6

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	11

Officers and Trustees	66

Important Notices	67

Eaton Vance

Arizona Municipal Income Fund

January 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	3.79%	1.94%	5.88%	4.21%
Class A with 4.75% Maximum Sales Charge	—	—	–1.19	–2.86	4.86	3.70
Class B at NAV	07/25/1991	07/25/1991	3.39	1.18	5.08	3.42
Class B with 5% Maximum Sales Charge	—	—	–1.61	–3.73	4.75	3.42
Class C at NAV	12/16/2005	07/25/1991	3.39	1.18	5.08	3.43
Class C with 1% Maximum Sales Charge	—	—	2.39	0.20	5.08	3.43
Class I at NAV	08/03/2010	07/25/1991	3.78	2.03	6.06	4.32
Barclays Municipal Bond Index	—	—	3.66%	2.71%	5.75%	4.81%
Barclays 20 Year Municipal Bond Index	—	—	4.39	3.32	7.62	5.49

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.45%	2.69%	2.68%	3.65%
Taxable-Equivalent Distribution Rate			6.39	4.98	4.96	6.76
SEC 30-day Yield			1.60	0.94	0.94	1.88
Taxable-Equivalent SEC 30-day Yield			2.96	1.74	1.74	3.47

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	3.49%	2.21%	5.37%	3.94%
Class A with 4.75% Maximum Sales Charge	—	—	–1.42	–2.68	4.36	3.43
Class B at NAV	05/01/1992	05/01/1992	3.11	1.44	4.60	3.16
Class B with 5% Maximum Sales Charge	—	—	–1.89	–3.50	4.26	3.16
Class C at NAV	02/09/2006	05/01/1992	3.11	1.35	4.60	3.16
Class C with 1% Maximum Sales Charge	—	—	2.11	0.36	4.60	3.16
Class I at NAV	03/03/2008	05/01/1992	3.59	2.32	5.58	4.10
Barclays Municipal Bond Index	—	—	3.66%	2.71%	5.75%	4.81%
Barclays 20 Year Municipal Bond Index	—	—	4.39	3.32	7.62	5.49

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.75%	1.50%	1.50%	0.55%
Net			0.72	1.47	1.47	0.52

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.23%	2.48%	2.47%	3.44%
Taxable-Equivalent Distribution Rate			6.14	4.71	4.69	6.53
SEC 30-day Yield			1.51	0.85	0.83	1.78
Taxable-Equivalent SEC 30-day Yield			2.86	1.61	1.58	3.39

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	2.99%	2.60%	5.55%	4.30%
Class A with 4.75% Maximum Sales Charge	—	—	–1.94	–2.31	4.52	3.80
Class B at NAV	07/29/1991	07/29/1991	2.60	1.88	4.76	3.53
Class B with 5% Maximum Sales Charge	—	—	–2.40	–3.09	4.43	3.53
Class C at NAV	12/21/2005	07/29/1991	2.60	1.79	4.77	3.51
Class C with 1% Maximum Sales Charge	—	—	1.60	0.79	4.77	3.51
Class I at NAV	08/03/2010	07/29/1991	3.09	2.81	5.76	4.41
Barclays Municipal Bond Index	—	—	3.66%	2.71%	5.75%	4.81%
Barclays 20 Year Municipal Bond Index	—	—	4.39	3.32	7.62	5.49

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.71%	1.46%	1.46%	0.51%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.93%	2.17%	2.17%	3.14%
Taxable-Equivalent Distribution Rate			5.74	4.25	4.25	6.15
SEC 30-day Yield			1.11	0.42	0.42	1.36
Taxable-Equivalent SEC 30-day Yield			2.17	0.83	0.83	2.67

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	3.93%	3.60%	6.35%	3.49%
Class A with 4.75% Maximum Sales Charge	—	—	–0.99	–1.32	5.33	2.99
Class C at NAV	12/14/2005	01/08/1991	3.56	2.83	5.56	2.72
Class C with 1% Maximum Sales Charge	—	—	2.56	1.83	5.56	2.72
Class I at NAV	03/03/2008	01/08/1991	4.04	3.69	6.56	3.65
Barclays Municipal Bond Index	—	—	3.66%	2.71%	5.75%	4.81%
Barclays 20 Year Municipal Bond Index	—	—	4.39	3.32	7.62	5.49

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.75%	1.50%	0.55%
Net				0.73	1.48	0.53

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.63%	2.87%	3.84%
Taxable-Equivalent Distribution Rate				7.05	5.57	7.45
SEC 30-day Yield				1.78	1.13	2.07
Taxable-Equivalent SEC 30-day Yield				3.45	2.19	4.01

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						3.17%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	3.69%	3.41%	5.73%	3.56%
Class A with 4.75% Maximum Sales Charge	—	—	–1.19	–1.46	4.71	3.06
Class B at NAV	01/08/1991	01/08/1991	3.24	2.66	4.96	2.80
Class B with 5% Maximum Sales Charge	—	—	–1.76	–2.32	4.63	2.80
Class C at NAV	01/13/2006	01/08/1991	3.24	2.66	4.94	2.79
Class C with 1% Maximum Sales Charge	—	—	2.24	1.66	4.94	2.79
Class I at NAV	03/03/2008	01/08/1991	3.67	3.61	5.93	3.75
Barclays Municipal Bond Index	—	—	3.66%	2.71%	5.75%	4.81%
Barclays 20 Year Municipal Bond Index	—	—	4.39	3.32	7.62	5.49

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.78%	1.53%	1.53%	0.58%
Net			0.75	1.50	1.50	0.55

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.86%	3.10%	3.10%	4.06%
Taxable-Equivalent Distribution Rate			7.04	5.65	5.65	7.40
SEC 30-day Yield			1.51	0.85	0.84	1.78
Taxable-Equivalent SEC 30-day Yield			2.75	1.54	1.53	3.24

% Total Leverage[5]
RIB Financing						4.84%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the New Jersey Municipal Income Fund, Class B shares were converted to Class A shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

January 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.90	$3.64	0.71%
Class B	$1,000.00	$1,033.90	$7.46	1.46%
Class C	$1,000.00	$1,033.90	$7.46	1.46%
Class I	$1,000.00	$1,037.80	$2.61	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.61	0.71%
Class B	$1,000.00	$1,017.80	$7.41	1.46%
Class C	$1,000.00	$1,017.80	$7.41	1.46%
Class I	$1,000.00	$1,022.60	$2.59	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

8

Eaton Vance

Municipal Income Funds

January 31, 2016

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.90	$3.79	0.74%
Class B	$1,000.00	$1,031.10	$7.61	1.49%
Class C	$1,000.00	$1,031.10	$7.61	1.49%
Class I	$1,000.00	$1,035.90	$2.76	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.76	0.74%
Class B	$1,000.00	$1,017.60	$7.56	1.49%
Class C	$1,000.00	$1,017.60	$7.56	1.49%
Class I	$1,000.00	$1,022.40	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.90	$3.57	0.70%
Class B	$1,000.00	$1,026.00	$7.38	1.45%
Class C	$1,000.00	$1,026.00	$7.38	1.45%
Class I	$1,000.00	$1,030.90	$2.55	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.56	0.70%
Class B	$1,000.00	$1,017.80	$7.35	1.45%
Class C	$1,000.00	$1,017.80	$7.35	1.45%
Class I	$1,000.00	$1,022.60	$2.54	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

9

Eaton Vance

Municipal Income Funds

January 31, 2016

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.30	$3.84	0.75%
Class C	$1,000.00	$1,035.60	$7.68	1.50%
Class I	$1,000.00	$1,040.40	$2.82	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.81	0.75%
Class C	$1,000.00	$1,017.60	$7.61	1.50%
Class I	$1,000.00	$1,022.40	$2.80	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.90	$3.94	0.77%
Class B	$1,000.00	$1,032.40	$7.77	1.52%
Class C	$1,000.00	$1,032.40	$7.77	1.52%
Class I	$1,000.00	$1,036.70	$2.92	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.91	0.77%
Class B	$1,000.00	$1,017.50	$7.71	1.52%
Class C	$1,000.00	$1,017.50	$7.71	1.52%
Class I	$1,000.00	$1,022.30	$2.90	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.7%

Security	Principal Amount (000’s omitted)	Value

Education — 6.7%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,360,323
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	1,000	1,167,480
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,729,080

		$4,256,883

Electric Utilities — 7.8%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,668,525
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,121,370
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,106,050
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,101,810

		$4,997,755

Escrowed / Prerefunded — 10.8%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,648,185
Arizona Transportation Board, Highway Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/32	1,000	1,101,180
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	1,000	1,182,620
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	3,000	2,999,970

		$6,931,955

General Obligations — 5.3%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	$200	$246,042
Maricopa County Community College District, 3.00%, 7/1/23	785	824,682
Tempe, 5.375%, 7/1/21	1,600	1,905,648
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	399,150

		$3,375,522

Health Care – Miscellaneous — 1.2%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$420	$429,282
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	310	310,636

		$739,918

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.8%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,112,560
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,897,517
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,043,320
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,468,459
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	565,595
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,129,135

		$8,216,586

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$887,000

		$887,000

Insured-Electric Utilities — 2.4%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,243,800
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	317,706

		$1,561,506

Insured-Escrowed / Prerefunded — 0.9%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$448,715
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	140	147,580

		$596,295

Insured-General Obligations — 7.6%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,485,624
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,362,625

		$4,848,249

Insured-Lease Revenue / Certificates of Participation — 3.4%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,189,200

		$2,189,200

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 4.2%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$950,429
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,489,463
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	161,127
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	88,855

		$2,689,874

Insured – Transportation — 4.2%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$719,222
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,900	1,933,459

		$2,652,681

Insured – Water and Sewer — 1.5%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$932,728

		$932,728

Lease Revenue / Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$847,057

		$847,057

Other Revenue — 1.9%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,203,630

		$1,203,630

Senior Living / Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$251,100

		$251,100

Special Tax Revenue — 16.7%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,114,170
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,130,480
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	301,460
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	329,875
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,150,660
Scottsdale Municipal Property Corp., 5.00%, 7/1/30(1)	2,500	3,126,025
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,275,570

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	$1,000	$1,089,940
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,167,480

		$10,685,660

Transportation — 3.6%
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	$2,000	$2,317,680

		$2,317,680

Water and Sewer — 4.6%
Central Arizona Water Conservation District, 5.00%, 1/1/34(2)	$1,000	$1,210,430
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,754,625

		$2,965,055

Total Tax-Exempt Investments — 98.7% (identified cost $57,220,174)		$63,146,334

Other Assets, Less Liabilities — 1.3%		$831,186

Net Assets — 100.0%		$63,977,520

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2016, 24.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 11.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	35	Short	Mar-16	$(5,375,169)	$(5,636,094)	$(260,925)

						$(260,925)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.3%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,135,680
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,703,520

		$2,839,200

Education — 12.2%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$572,135
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,282,298
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,442,070
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,083,820
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,689,195
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,145,318
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,275,900
University of Connecticut, 5.00%, 11/15/29	1,000	1,200,400

		$10,691,136

General Obligations — 17.3%
East Lyme, 4.00%, 7/15/22	$350	$388,980
East Lyme, 4.00%, 7/15/23	525	579,778
East Lyme, 4.25%, 7/15/24	250	277,538
Fairfield, 5.00%, 1/1/23	1,000	1,244,170
Fairfield, Prerefunded to 7/15/17, 4.25%, 7/15/26	250	263,395
North Haven, 5.00%, 7/15/23	1,475	1,842,880
North Haven, 5.00%, 7/15/25	1,490	1,890,676
Norwalk, 4.00%, 7/1/26	1,975	2,220,236
Norwalk, 4.00%, 7/15/27	1,000	1,118,930
Redding, 5.50%, 10/15/18	400	450,672
Redding, 5.625%, 10/15/19	650	762,645
Stamford, 4.00%, 7/1/25	370	418,514
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,473,681
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	974,321
Wilton, 5.25%, 7/15/18	535	593,962
Wilton, 5.25%, 7/15/19	535	615,635

		$15,116,013

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.0%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,112,940
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,143,190
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/34	2,000	2,368,860
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,121,430
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,773,035
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,206,170

		$8,725,625

Industrial Development Revenue — 7.5%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,756,050
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	3,755	3,780,910

		$6,536,960

Insured – Education — 14.6%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,576,437
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,721,108
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	765	837,660
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	55	60,755
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	564,085
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	5,962,555

		$12,722,600

Insured – Escrowed / Prerefunded — 5.9%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$1,155	$1,272,752
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,445	2,738,205
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,104,430

		$5,115,387

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured-General Obligations — 6.8%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,686,465
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,171,170
Hartford, (AGC), 5.00%, 8/15/28	500	555,775
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	571,640
Hartford, (AGM), 5.00%, 4/1/31	440	502,810
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	226,549
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,191,970

		$5,906,379

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$153,028

		$153,028

Insured-Transportation — 6.5%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$3,900	$3,968,679
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,714,055

		$5,682,734

Insured-Water and Sewer — 6.4%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,309,781
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,299,228

		$5,609,009

Senior Living / Life Care — 1.2%
Connecticut Development Authority, (Alzheimers Resource Center), Prerefunded to 8/15/17, 5.50%, 8/15/27	$1,000	$1,072,680

		$1,072,680

Special Tax Revenue — 3.1%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,370,420
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	150,730
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	167,733

		$2,688,883

Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$1,000	$1,063,030

		$1,063,030

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.8%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,178,620
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,746,765
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	248,460
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	154,554

		$3,328,399

Total Tax-Exempt Investments — 100.0% (identified cost $79,520,966)		$87,251,063

Other Assets, Less Liabilities — 0.0%(1)		$13,705

Net Assets — 100.0%		$87,264,768

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2016, 40.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 19.1% of total investments.

(1)	Amount is less than 0.05%.

15	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Mar-16	$(1,382,186)	$(1,449,281)	$(67,095)

						$(67,095)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,329,480

		$2,329,480

Education — 13.4%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,071,990
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,659,345
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,118,770
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	614,450
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,234,362
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	316,697
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	348,173
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	617,277
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,209,127
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,115,650
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,543,735
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,615,061
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,688,557
University of Minnesota, 5.00%, 8/1/27	625	784,531
University of Minnesota, 5.00%, 12/1/36	500	579,155
University of Minnesota, 5.125%, 4/1/34	1,000	1,121,640

		$17,638,520

Electric Utilities — 6.1%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,370,018
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	666,022
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	412,079
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	526,835
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	294,820
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	293,763
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	234,166
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	355	366,662

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Rochester, Electric Utility Revenue, Prerefunded to 12/1/16, 5.00%, 12/1/30	$645	$669,839
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,174,720
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,072,197

		$8,081,121

Escrowed / Prerefunded — 7.0%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$401,363
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	729,237
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,100,750
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,098,480
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,119,400
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,162,160
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), Prerefunded to 11/15/16, 5.25%, 5/15/36	1,500	1,558,230
University of Minnesota, (State Supported Stadium Debt), Prerefunded to 8/1/16, 5.00%, 8/1/29	1,000	1,023,470

		$9,193,090

General Obligations — 28.3%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,271,320
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,067,460
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	180,264
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,293,320
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,212,000
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	529,160
Duluth, 5.00%, 2/1/34	2,000	2,145,300
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,207,280
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,207,740
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,648,200
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,455,637
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,159,050
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,218,490
Minnesota, 5.00%, 8/1/22	1,000	1,144,260

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Minnesota, 5.00%, 8/1/32	$2,000	$2,466,400
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	185	191,429
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	843,321
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,268,583
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	36,114
Ramsey County, 4.00%, 2/1/24	500	566,315
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28(1)	2,000	2,342,780
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,188,970
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,123,330
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,482,862
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,481,463
Waseca Independent School District No. 829, 4.00%, 2/1/27	1,315	1,537,564
Washington County, 3.50%, 2/1/28	1,000	1,019,220
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	800,310

		$37,088,142

Hospital — 9.9%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	$1,000	$1,130,740
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,278,000
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,026,200
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,130,320
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,743,420
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,137,360
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,132,400
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,190,650
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	995	1,173,812

		$12,942,902

Housing — 2.6%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$705	$707,961
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	640	640,870
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	370	378,717
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,659,158

		$3,386,706

Industrial Development Revenue — 0.8%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,001,230

		$1,001,230

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 9.1%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,075,560
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,134,394
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	289,848
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	705	728,392
Rochester, Electric Utility Revenue, (NPFG), Prerefunded to 12/1/16, 4.50%, 12/1/26	1,295	1,339,444
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25(2)	9,000	7,387,560

		$11,955,198

Insured – Escrowed / Prerefunded — 0.8%
Western Minnesota Municipal Power Agency, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	$1,000	$1,041,780

		$1,041,780

Insured – General Obligations — 2.3%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$754,747
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,219,843
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,039,660

		$3,014,250

Insured – Hospital — 2.7%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$837,585
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,109,280
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	547,090

		$3,493,955

Insured – Special Tax Revenue — 1.6%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,120,900

		$2,120,900

Insured – Transportation — 0.6%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$796,638

		$796,638

18	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.8%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,166,940
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	583,073
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	620,699

		$2,370,712

Other Revenue — 1.0%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$480,388
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	356,430
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	552,653

		$1,389,471

Special Tax Revenue — 4.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$301,460
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	329,875
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,136,320
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,138,280
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	564,545

		$5,470,480

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.7%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,126,310
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,154,549

		$2,280,859

Total Tax-Exempt Investments — 95.7% (identified cost $116,149,272)		$125,595,434

Other Assets, Less Liabilities — 4.3%		$5,607,386

Net Assets — 100.0%		$131,202,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2016, 17.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 10.5% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	31	Short	Mar-16	$(4,760,864)	$(4,991,969)	$(231,105)

						$(231,105)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.9%

Security	Principal Amount (000’s omitted)	Value

Education — 9.8%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,068,227
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	3,900	4,930,419
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,734,159
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	920,946
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,107,318
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,610,728

		$16,371,797

Escrowed / Prerefunded — 5.4%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$1,935	$2,008,317
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	4,120	4,376,635
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,304,535
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,314,057

		$9,003,544

General Obligations — 3.1%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,239,500
Glen Rock Board of Education, 5.00%, 9/1/29	1,250	1,556,987
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,146,290
Ocean County, 5.00%, 8/1/27	900	1,140,768

		$5,083,545

Hospital — 7.4%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,270,016
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	4,000	4,359,760
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	715	834,841
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,157,120

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	$1,155	$1,332,731
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,403,290

		$12,357,758

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,135	$1,156,905

		$1,156,905

Industrial Development Revenue — 4.7%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,099,288
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	289,973
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	489,039
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,967,947

		$7,846,247

Insured – Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,766,897

		$3,766,897

Insured – Escrowed / Prerefunded — 0.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,462,138

		$1,462,138

Insured – Gas Utilities — 2.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,498,940

		$3,498,940

Insured – General Obligations — 11.4%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$746,542
Bayonne, (AGM), 5.00%, 8/1/26	865	1,041,547
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,374,713
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,342,022

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$3,084,165
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,136,250
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,187,230
Irvington Township, (AGM), 5.00%, 7/15/31	150	173,727
Jackson Township School District, (NPFG), 2.50%, 6/15/27	3,135	3,134,937
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,132,750
Trenton, (BAM), 5.00%, 12/1/26	500	592,275

		$18,946,158

Insured – Hospital — 2.3%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,898,157

		$3,898,157

Insured – Industrial Development Revenue — 3.7%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,074,081

		$6,074,081

Insured – Lease Revenue / Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$660	$727,274
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,101,710

		$1,828,984

Insured – Special Tax Revenue — 12.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$6,551,539
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,400,180
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	8,327,776
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,441,272
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	248,143

		$19,968,910

Insured – Student Loan — 2.3%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$3,505	$3,789,746

		$3,789,746

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 1.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,270,603
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	957,083

		$3,227,686

Lease Revenue / Certificates of Participation — 5.5%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$2,205	$2,311,788
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	908,582
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,144,900
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,842,572

		$9,207,842

Other Revenue — 2.2%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$3,250	$3,739,905

		$3,739,905

Senior Living / Life Care — 4.7%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,409,278
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,327,451
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,390,050
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,662,464

		$7,789,243

Special Tax Revenue — 1.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$309,312
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	537,353
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,462,172

		$2,308,837

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 4.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.364%, 6/1/36(1)	$65	$64,589
New Jersey Higher Education Student Assistance Authority, (AMT), 1.364%, 6/1/36(1)(2)(3)	6,800	6,757,024

		$6,821,613

Transportation — 11.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,387,420
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,738,850
New Jersey Turnpike Authority, Series 2012B, 5.00%, 1/1/30	3,260	3,836,205
New Jersey Turnpike Authority, Series 2013A, 5.00%, 1/1/30	1,215	1,409,011
Port Authority of New York and New Jersey, 6.125%, 6/1/94	1,415	1,754,388
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,873,650
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,131,560

		$19,131,084

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.4%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,950	$3,962,956

		$3,962,956

Total Tax-Exempt Investments — 102.9% (identified cost $154,722,328)		$171,242,973

Other Assets, Less Liabilities — (2.9)%		$(4,809,216)

Net Assets — 100.0%		$166,433,757

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2016, 38.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 10.0% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,317,024.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	100	Short	Mar-16	$(12,627,156)	$(12,957,813)	$(330,657)

						$(330,657)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

22	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.7%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$1,130,571

		$1,130,571

Education — 11.8%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,228,660
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,097,090
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,129,920
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,284,460
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	1,500	1,660,635
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	315,466
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30(2)	2,500	2,981,475
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,084,493
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,359,040
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,719,525
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,855,350
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,615,537
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,824,550

		$27,156,201

Electric Utilities — 0.9%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,047,380

		$2,047,380

Escrowed / Prerefunded — 4.5%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$178,414
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(3)	9,000	10,186,200

		$10,364,614

Security	Principal Amount (000’s omitted)	Value

General Obligations — 6.2%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,147,860
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,173,060
Chester County, 5.00%, 7/15/27	1,000	1,134,820
Chester County, 5.00%, 7/15/28	410	464,830
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,403,300
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,304,666
Montgomery County, 4.375%, 12/1/31	1,840	2,008,636
Owen J. Roberts School District, 5.00%, 5/15/28	535	635,339

		$14,272,511

Hospital — 12.3%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,364,080
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,239,939
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,863,550
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,102,220
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,421,055
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,049,340
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,810,889
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39(4)	3,250	3,533,563
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,061,640
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,853,195
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	220,208
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,790,910

		$28,310,589

Industrial Development Revenue — 1.7%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,328,172
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,141,880
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,521,150

		$3,991,202

23	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 2.0%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,247,920
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,340	1,350,800

		$4,598,720

Insured – Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,411,988
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	323,109

		$1,735,097

Insured – Escrowed / Prerefunded — 13.9%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,412,450
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,500,522
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,455,845
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,301,904
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,939,172
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), Prerefunded to 6/15/16, 5.00%, 6/15/23	2,500	2,544,500
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	10	10,081
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	3,077,998
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,546,575
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	379,866
Washington County Hospital Authority, (Washington Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 7/1/17	1,310	1,401,241
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,480,712
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,120,388

		$32,171,254

Insured – General Obligations — 16.5%
Beaver County, (AGM), 5.55%, 11/15/31	$2,045	$2,202,322
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	105	114,218
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,147,053

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	$940	$1,070,679
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,762,785
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,856,910
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,349,320
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,955,061
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,891,958
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,831,350
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,097,160
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,656,040
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	885,060
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	786,160
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,019,296
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,153,460
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	67,914
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	826,298
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,179,670
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,308,527
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,184,080
State Public School Building Authority, (Harrisburg School District), (AGC), 5.00%, 11/15/33	1,665	1,824,757

		$38,170,078

Insured – Hospital — 4.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,589,380
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,437,207

		$10,026,587

Insured – Lease Revenue / Certificates of Participation — 5.7%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,105,539
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	6,250	7,912,188
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,114,337

		$13,132,064

Insured – Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,290,260
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	224,081

		$2,514,341

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.3%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,057,855
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,605,810

		$7,663,665

Insured – Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,185,920
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,116,925

		$3,302,845

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,151,188
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,031,079

		$4,182,267

Senior Living / Life Care — 1.0%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$300	$334,158
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	607,326
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,314,235

		$2,255,719

Special Tax Revenue — 0.9%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$660,000
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	332,508
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	152,573
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	914,563

		$2,059,644

Transportation — 7.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$864,451
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	462,899
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,130,500
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,848,795
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	4,220	4,880,219

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	$2,000	$2,343,260
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	924,732

		$16,454,856

Water and Sewer — 4.0%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$2,028,530
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,782,865
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,421,163
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,361,686
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,719,567

		$9,313,811

Total Tax-Exempt Municipal Securities — 101.7% (identified cost $210,291,927)		$234,854,016

Taxable Municipal Securities — 0.0%(5)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$59	$50,678

Total Taxable Municipal Securities — 0.0%(5) (identified cost $59,138)		$50,678

Total Investments — 101.7% (identified cost $210,351,065)		$234,904,694

Other Assets, Less Liabilities — (1.7)%		$(3,884,054)

Net Assets — 100.0%		$231,020,640

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2016, 48.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 17.4% of total investments.

25	See Notes to Financial Statements.

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Pennsylvania Municipal Income Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Amount is less than 0.05%.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Mar-16	$(2,303,644)	$(2,415,469)	$(111,825)

						$(111,825)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Statements of Assets and Liabilities (Unaudited)

	January 31, 2016
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$57,220,174	$79,520,966	$116,149,272
Unrealized appreciation	5,926,160	7,730,097	9,446,162
Investments, at value	$63,146,334	$87,251,063	$125,595,434
Cash	$827,049	$8,504	$6,589,036
Restricted cash*	144,500	37,000	127,000
Interest receivable	360,384	647,729	1,469,523
Receivable for Fund shares sold	939,625	39,825	98,458
Total assets	$65,417,892	$87,984,121	$133,879,451

Liabilities
Demand note payable	$—	$400,000	$—
Payable for when-issued securities	1,202,660	—	2,339,840
Payable for variation margin on open financial futures contracts	33,906	8,719	30,031
Payable for Fund shares redeemed	91,232	170,214	123,952
Distributions payable	41,193	48,953	69,362
Payable to affiliates:
Investment adviser fee	15,382	23,926	38,064
Distribution and service fees	12,720	17,412	22,632
Accrued expenses	43,279	50,129	52,750
Total liabilities	$1,440,372	$719,353	$2,676,631
Net Assets	$63,977,520	$87,264,768	$131,202,820

Sources of Net Assets
Paid-in capital	$63,392,140	$85,360,047	$125,469,307
Accumulated net realized loss	(5,328,433)	(5,723,697)	(3,473,342)
Accumulated undistributed (distributions in excess of) net investment income	248,578	(34,584)	(8,202)
Net unrealized appreciation	5,665,235	7,663,002	9,215,057
Net Assets	$63,977,520	$87,264,768	$131,202,820

Class A Shares
Net Assets	$47,404,674	$68,794,921	$73,569,762
Shares Outstanding	4,873,809	6,601,707	7,597,984
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.73	$10.42	$9.68
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.22	$10.94	$10.16

Class B Shares
Net Assets	$288,602	$895,630	$370,827
Shares Outstanding	26,694	86,353	35,591
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.81	$10.37	$10.42

Class C Shares
Net Assets	$5,596,818	$6,327,962	$12,539,515
Shares Outstanding	517,422	609,385	1,204,257
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.82	$10.38	$10.41

Class I Shares
Net Assets	$10,687,426	$11,246,255	$44,722,716
Shares Outstanding	1,098,982	1,078,969	4,618,273
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.72	$10.42	$9.68

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2016
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$154,722,328	$210,351,065
Unrealized appreciation	16,520,645	24,553,629
Investments, at value	$171,242,973	$234,904,694
Cash	$78,969	$9,374,869
Restricted cash*	162,000	60,000
Interest receivable	1,143,049	1,930,738
Receivable for investments sold	127,024	—
Receivable for Fund shares sold	530,096	311,708
Total assets	$173,284,111	$246,582,009

Liabilities
Payable for floating rate notes issued	$5,440,000	$11,750,000
Demand note payable	800,000	—
Payable for when-issued securities	—	2,968,625
Payable for variation margin on open financial futures contracts	54,688	14,531
Payable for Fund shares redeemed	275,772	409,503
Distributions payable	107,236	174,410
Payable to affiliates:
Investment adviser fee	52,884	76,747
Distribution and service fees	38,286	53,258
Interest expense and fees payable	6,449	21,941
Accrued expenses	75,039	92,354
Total liabilities	$6,850,354	$15,561,369
Net Assets	$166,433,757	$231,020,640

Sources of Net Assets
Paid-in capital	$192,162,210	$248,263,755
Accumulated net realized loss	(43,178,595)	(41,685,124)
Accumulated undistributed net investment income	1,260,154	205
Net unrealized appreciation	16,189,988	24,441,804
Net Assets	$166,433,757	$231,020,640

Class A Shares
Net Assets	$117,309,732	$142,739,281
Shares Outstanding	12,442,659	15,772,707
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$9.05
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.90	$9.50

Class B Shares
Net Assets	$—	$1,868,339
Shares Outstanding	—	199,442
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.37

Class C Shares
Net Assets	$23,027,704	$34,897,910
Shares Outstanding	2,340,600	3,723,928
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$9.37

Class I Shares
Net Assets	$26,096,321	$51,515,110
Shares Outstanding	2,767,046	5,670,792
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$9.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2016
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$1,326,221	$1,839,036	$2,378,723
Total investment income	$1,326,221	$1,839,036	$2,378,723

Expenses
Investment adviser fee	$91,162	$145,301	$219,685
Distribution and service fees
Class A	47,126	70,472	72,499
Class B	1,406	4,506	1,811
Class C	26,525	32,800	56,609
Trustees’ fees and expenses	1,930	2,572	3,726
Custodian fee	14,158	16,930	20,752
Transfer and dividend disbursing agent fees	10,573	18,794	26,997
Legal and accounting services	23,198	35,416	21,436
Printing and postage	3,930	5,177	6,478
Registration fees	6,551	4,530	4,079
Miscellaneous	8,760	10,374	11,902
Total expenses	$235,319	$346,872	$445,974
Deduct —
Reduction of custodian fee	$79	$119	$227
Total expense reductions	$79	$119	$227

Net expenses	$235,240	$346,753	$445,747

Net investment income	$1,090,981	$1,492,283	$1,932,976

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$131,167	$126,042	$445,926
Financial futures contracts	(89,169)	(15,677)	(53,999)
Net realized gain	$41,998	$110,365	$391,927
Change in unrealized appreciation (depreciation) —
Investments	$1,355,396	$1,473,115	$1,591,099
Financial futures contracts	(189,180)	(55,898)	(192,539)
Net change in unrealized appreciation (depreciation)	$1,166,216	$1,417,217	$1,398,560

Net realized and unrealized gain	$1,208,214	$1,527,582	$1,790,487

Net increase in net assets from operations	$2,299,195	$3,019,865	$3,723,463

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2016
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$3,670,008	$5,309,114
Total investment income	$3,670,008	$5,309,114

Expenses
Investment adviser fee	$315,039	$451,642
Distribution and service fees
Class A	118,520	140,921
Class B	—	9,011
Class C	108,537	159,264
Trustees’ fees and expenses	4,680	6,326
Custodian fee	25,709	31,801
Transfer and dividend disbursing agent fees	36,625	50,150
Legal and accounting services	37,491	37,345
Printing and postage	7,099	10,088
Registration fees	2,526	2,958
Interest expense and fees	17,490	35,737
Miscellaneous	11,308	14,947
Total expenses	$685,024	$950,190
Deduct —
Reduction of custodian fee	$179	$40
Total expense reductions	$179	$40

Net expenses	$684,845	$950,150

Net investment income	$2,985,163	$4,358,964

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$728,649	$140,210
Financial futures contracts	(11,651)	(54,817)
Net realized gain	$716,998	$85,393
Change in unrealized appreciation (depreciation) —
Investments	$2,918,553	$3,560,838
Financial futures contracts	(314,883)	(30,961)
Net change in unrealized appreciation (depreciation)	$2,603,670	$3,529,877

Net realized and unrealized gain	$3,320,668	$3,615,270

Net increase in net assets from operations	$6,305,831	$7,974,234

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Statements of Changes in Net Assets

	Six Months Ended January 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,090,981	$1,492,283	$1,932,976
Net realized gain from investment transactions and financial futures contracts	41,998	110,365	391,927
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,166,216	1,417,217	1,398,560
Net increase in net assets from operations	$2,299,195	$3,019,865	$3,723,463
Distributions to shareholders —
From net investment income
Class A	$(820,849)	$(1,187,593)	$(1,149,084)
Class B	(4,063)	(12,431)	(4,609)
Class C	(76,413)	(90,400)	(144,080)
Class I	(182,766)	(186,203)	(688,235)
Total distributions to shareholders	$(1,084,091)	$(1,476,627)	$(1,986,008)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$833,420	$1,443,428	$4,811,988
Class B	32,188	4,903	—
Class C	246,221	650,189	1,109,745
Class I	1,999,062	2,297,206	9,940,708
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	719,493	980,763	1,073,710
Class B	3,995	6,347	4,609
Class C	65,869	68,317	130,292
Class I	41,354	111,018	367,548
Cost of shares redeemed
Class A	(2,830,432)	(7,090,708)	(4,923,864)
Class B	(40,587)	(119,206)	(21,005)
Class C	(513,290)	(1,246,680)	(500,473)
Class I	(1,306,032)	(689,036)	(3,708,325)
Net asset value of shares exchanged
Class A	38,559	38,439	22,315
Class B	(38,559)	(38,439)	(22,315)
Net increase (decrease) in net assets from Fund share transactions	$(748,739)	$(3,583,459)	$8,284,933

Net increase (decrease) in net assets	$466,365	$(2,040,221)	$10,022,388

Net Assets
At beginning of period	$63,511,155	$89,304,989	$121,180,432
At end of period	$63,977,520	$87,264,768	$131,202,820

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$248,578	$(34,584)	$(8,202)

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$2,985,163	$4,358,964
Net realized gain from investment transactions and financial futures contracts	716,998	85,393
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,603,670	3,529,877
Net increase in net assets from operations	$6,305,831	$7,974,234
Distributions to shareholders —
From net investment income
Class A	$(2,156,500)	$(2,746,609)
Class B	—	(29,860)
Class C	(329,989)	(527,796)
Class I	(476,528)	(1,015,094)
Total distributions to shareholders	$(2,963,017)	$(4,319,359)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,343,516	$6,566,212
Class B	—	7,052
Class C	1,188,133	3,403,231
Class I	6,158,808	5,197,723
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,727,309	2,408,806
Class B	—	28,942
Class C	240,606	472,350
Class I	324,582	334,215
Cost of shares redeemed
Class A	(9,798,455)	(9,040,095)
Class B	—	(103,831)
Class C	(2,002,172)	(2,221,312)
Class I	(5,765,439)	(3,859,303)
Net asset value of shares exchanged
Class A	—	123,092
Class B	—	(123,092)
Net increase (decrease) in net assets from Fund share transactions	$(5,583,112)	$3,193,990

Net increase (decrease) in net assets	$(2,240,298)	$6,848,865

Net Assets
At beginning of period	$168,674,055	$224,171,775
At end of period	$166,433,757	$231,020,640

Accumulated undistributed net investment income included in net assets
At end of period	$1,260,154	$205

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2015
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,323,589	$3,236,462	$3,722,465
Net realized gain (loss) from investment transactions and financial futures contracts	(140,707)	390,380	(395,171)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(406,243)	(394,911)	(12,658)
Net increase in net assets from operations	$1,776,639	$3,231,931	$3,314,636
Distributions to shareholders —
From net investment income
Class A	$(1,925,706)	$(2,626,140)	$(2,352,858)
Class B	(14,004)	(35,227)	(10,745)
Class C	(176,637)	(182,248)	(278,218)
Class I	(354,196)	(361,740)	(1,055,487)
Total distributions to shareholders	$(2,470,543)	$(3,205,355)	$(3,697,308)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,214,576	$3,325,512	$12,146,951
Class B	1,444	12,854	—
Class C	650,531	955,749	2,000,326
Class I	3,529,852	2,627,754	17,389,733
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,672,901	2,166,386	2,220,093
Class B	11,052	19,894	10,603
Class C	156,241	136,897	247,364
Class I	79,795	208,391	508,159
Cost of shares redeemed
Class A	(9,282,919)	(10,314,591)	(15,906,898)
Class B	(61,867)	(215,099)	(31,633)
Class C	(846,897)	(793,779)	(1,673,746)
Class I	(2,894,674)	(3,496,534)	(6,115,150)
Net asset value of shares exchanged
Class A	175,873	234,027	109,222
Class B	(175,873)	(234,027)	(109,222)
Net increase (decrease) in net assets from Fund share transactions	$(3,769,965)	$(5,366,566)	$10,795,802

Net increase (decrease) in net assets	$(4,463,869)	$(5,339,990)	$10,413,130

Net Assets
At beginning of year	$67,975,024	$94,644,979	$110,767,302
At end of year	$63,511,155	$89,304,989	$121,180,432

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(50,240)	$44,830

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2015
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$6,182,867	$8,738,177
Net realized loss from investment transactions and financial futures contracts	(1,464,137)	(3,700,196)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	197,467	2,366,189
Net increase in net assets from operations	$4,916,197	$7,404,170
Distributions to shareholders —
From net investment income
Class A	$(4,593,018)	$(5,659,073)
Class B	—	(81,689)
Class C	(674,892)	(1,056,400)
Class I	(882,548)	(1,866,774)
Total distributions to shareholders	$(6,150,458)	$(8,663,936)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,063,073	$8,819,543
Class B	—	26,014
Class C	2,282,259	6,486,176
Class I	10,113,296	15,250,989
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,706,218	4,923,379
Class B	—	78,473
Class C	491,581	946,532
Class I	503,513	635,468
Cost of shares redeemed
Class A	(23,504,061)	(20,801,895)
Class B	—	(355,058)
Class C	(3,901,909)	(6,876,620)
Class I	(5,731,009)	(6,269,439)
Net asset value of shares exchanged
Class A	—	726,920
Class B	—	(726,920)
Net increase (decrease) in net assets from Fund share transactions	$(9,977,039)	$2,863,562

Net increase (decrease) in net assets	$(11,211,300)	$1,603,796

Net Assets
At beginning of year	$179,885,355	$222,567,979
At end of year	$168,674,055	$224,171,775

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,008	$(39,400)

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.540		$9.650	$9.300	$10.030	$9.280	$9.400

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.346	$0.378	$0.374	$0.404	$0.429
Net realized and unrealized gain (loss)	0.189		(0.088)	0.337	(0.741)	0.736	(0.133)

Total income (loss) from operations	$0.358		$0.258	$0.715	$(0.367)	$1.140	$0.296

Less Distributions
From net investment income	$(0.168)		$(0.368)	$(0.365)	$(0.363)	$(0.387)	$(0.416)
Tax return of capital	—		—	—	—	(0.003)	—

Total distributions	$(0.168)		$(0.368)	$(0.365)	$(0.363)	$(0.390)	$(0.416)

Net asset value — End of period	$9.730		$9.540	$9.650	$9.300	$10.030	$9.280

Total Return(2)	3.79	%(3)	2.67%	7.84%	(3.82)%	12.51%	3.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,405		$47,736	$52,491	$54,949	$62,591	$67,029
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.72%	0.73%	0.74%	0.74%	0.75%
Interest and fee expense(6)	—		—	0.03%	0.02%	0.02%	0.02%
Total expenses(4)	0.71	%(5)	0.72%	0.76%	0.76%	0.76%	0.77%
Net investment income	3.51	%(5)	3.56%	4.01%	3.77%	4.17%	4.65%
Portfolio Turnover	4	%(3)	8%	4%	14%	8%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Arizona Fund — Class B
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.600		$10.720	$10.330	$11.140	$10.310	$10.440

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.294	$0.343	$0.334	$0.368	$0.398
Net realized and unrealized gain (loss)	0.208		(0.086)	0.374	(0.823)	0.815	(0.143)

Total income (loss) from operations	$0.356		$0.208	$0.717	$(0.489)	$1.183	$0.255

Less Distributions
From net investment income	$(0.146)		$(0.328)	$(0.327)	$(0.321)	$(0.350)	$(0.385)
Tax return of capital	—		—	—	—	(0.003)	—

Total distributions	$(0.146)		$(0.328)	$(0.327)	$(0.321)	$(0.353)	$(0.385)

Net asset value — End of period	$10.810		$10.600	$10.720	$10.330	$11.140	$10.310

Total Return(2)	3.39	%(3)	1.93%	7.05%	(4.53)%	11.64%	2.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$289		$326	$555	$789	$1,451	$1,693
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.47%	1.48%	1.49%	1.49%	1.50%
Interest and fee expense(6)	—		—	0.03%	0.02%	0.02%	0.02%
Total expenses(4)	1.46	%(5)	1.47%	1.51%	1.51%	1.51%	1.52%
Net investment income	2.77	%(5)	2.72%	3.28%	3.02%	3.42%	3.88%
Portfolio Turnover	4	%(3)	8%	4%	14%	8%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.610		$10.730	$10.340	$11.150	$10.320	$10.450

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.305	$0.343	$0.333	$0.366	$0.400
Net realized and unrealized gain (loss)	0.208		(0.097)	0.374	(0.822)	0.817	(0.144)

Total income (loss) from operations	$0.356		$0.208	$0.717	$(0.489)	$1.183	$0.256

Less Distributions
From net investment income	$(0.146)		$(0.328)	$(0.327)	$(0.321)	$(0.350)	$(0.386)
Tax return of capital	—		—	—	—	(0.003)	—

Total distributions	$(0.146)		$(0.328)	$(0.327)	$(0.321)	$(0.353)	$(0.386)

Net asset value — End of period	$10.820		$10.610	$10.730	$10.340	$11.150	$10.320

Total Return(2)	3.39	%(3)	1.93%	7.05%	(4.52)%	11.63%	2.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,597		$5,690	$5,792	$7,733	$9,602	$7,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.47%	1.48%	1.49%	1.49%	1.50%
Interest and fee expense(6)	—		—	0.03%	0.02%	0.02%	0.02%
Total expenses(4)	1.46	%(5)	1.47%	1.51%	1.51%	1.51%	1.52%
Net investment income	2.76	%(5)	2.83%	3.28%	3.01%	3.39%	3.91%
Portfolio Turnover	4	%(3)	8%	4%	14%	8%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$9.540		$9.640	$9.300	$10.020	$9.270	$9.400

Income (Loss) From Operations
Net investment income	$0.178	(2)	$0.368 (2)	$0.396 (2)	$0.392 (2)	$0.423 (2)	$0.433
Net realized and unrealized gain (loss)	0.179		(0.081)	0.328	(0.729)	0.736	(0.134)

Total income (loss) from operations	$0.357		$0.287	$0.724	$(0.337)	$1.159	$0.299

Less Distributions
From net investment income	$(0.177)		$(0.387)	$(0.384)	$(0.383)	$(0.406)	$(0.429)
Tax return of capital	—		—	—	—	(0.003)	—

Total distributions	$(0.177)		$(0.387)	$(0.384)	$(0.383)	$(0.409)	$(0.429)

Net asset value — End of period	$9.720		$9.540	$9.640	$9.300	$10.020	$9.270

Total Return(3)	3.78	%(4)	2.98%	7.94%	(3.53)%	12.74%	3.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,687		$9,759	$9,136	$6,852	$2,658	$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.51	%(6)	0.52%	0.53%	0.54%	0.54%	0.55	%(6)
Interest and fee expense(7)	—		—	0.03%	0.02%	0.02%	0.02	%(6)
Total expenses(5)	0.51	%(6)	0.52%	0.56%	0.56%	0.56%	0.57	%(6)
Net investment income	3.70	%(6)	3.79%	4.20%	3.95%	4.35%	4.65	%(6)
Portfolio Turnover	4	%(4)	8%	4%	14%	8%	1	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(8)	For the year ended July 31, 2011.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.240		$10.240	$9.890	$10.750	$10.050	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.364	$0.386	$0.383	$0.415	$0.434
Net realized and unrealized gain (loss)	0.178		(0.004)	0.347	(0.862)	0.700	(0.154)

Total income (loss) from operations	$0.354		$0.360	$0.733	$(0.479)	$1.115	$0.280

Less Distributions
From net investment income	$(0.174)		$(0.360)	$(0.383)	$(0.379)	$(0.412)	$(0.430)
Tax return of capital	—		—	—	(0.002)	(0.003)	—

Total distributions	$(0.174)		$(0.360)	$(0.383)	$(0.381)	$(0.415)	$(0.430)

Net asset value — End of period	$10.420		$10.240	$10.240	$9.890	$10.750	$10.050

Total Return(2)	3.49	%(3)	3.53%	7.56%	(4.62)%	11.29%	2.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,795		$72,210	$76,772	$88,850	$101,699	$99,007
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.74	%(5)	0.72%	0.71%	0.73%	0.75%	0.75%
Interest and fee expense(6)	—		0.03%	0.07%	0.05%	0.05%	0.05%
Total expenses(4)	0.74	%(5)	0.75%	0.78%	0.78%	0.80%	0.80%
Net investment income	3.41	%(5)	3.52%	3.87%	3.62%	3.98%	4.34%
Portfolio Turnover	3	%(3)	2%	6%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Connecticut Fund — Class B
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.190		$10.190	$9.850	$10.700	$10.000	$10.160

Income (Loss) From Operations
Net investment income(1)	$0.137		$0.285	$0.309	$0.303	$0.336	$0.356
Net realized and unrealized gain (loss)	0.178		(0.004)	0.337	(0.853)	0.699	(0.163)

Total income (loss) from operations	$0.315		$0.281	$0.646	$(0.550)	$1.035	$0.193

Less Distributions
From net investment income	$(0.135)		$(0.281)	$(0.306)	$(0.299)	$(0.333)	$(0.353)
Tax return of capital	—		—	—	(0.001)	(0.002)	—

Total distributions	$(0.135)		$(0.281)	$(0.306)	$(0.300)	$(0.335)	$(0.353)

Net asset value — End of period	$10.370		$10.190	$10.190	$9.850	$10.700	$10.000

Total Return(2)	3.11	%(3)	2.76%	6.67%	(5.28)%	10.49%	1.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$896		$1,026	$1,439	$1,642	$2,576	$2,927
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.47%	1.46%	1.49%	1.50%	1.51%
Interest and fee expense(6)	—		0.03%	0.07%	0.05%	0.05%	0.05%
Total expenses(4)	1.49	%(5)	1.50%	1.53%	1.54%	1.55%	1.56%
Net investment income	2.66	%(5)	2.77%	3.11%	2.87%	3.24%	3.57%
Portfolio Turnover	3	%(3)	2%	6%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.200		$10.200	$9.860	$10.710	$10.010	$10.170

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.285	$0.310	$0.302	$0.335	$0.357
Net realized and unrealized gain (loss)	0.179		(0.003)	0.337	(0.852)	0.700	(0.163)

Total income (loss) from operations	$0.315		$0.282	$0.647	$(0.550)	$1.035	$0.194

Less Distributions
From net investment income	$(0.135)		$(0.282)	$(0.307)	$(0.299)	$(0.333)	$(0.354)
Tax return of capital	—		—	—	(0.001)	(0.002)	—

Total distributions	$(0.135)		$(0.282)	$(0.307)	$(0.300)	$(0.335)	$(0.354)

Net asset value — End of period	$10.380		$10.200	$10.200	$9.860	$10.710	$10.010

Total Return(2)	3.11	%(3)	2.76%	6.67%	(5.27)%	10.49%	1.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,328		$6,739	$6,447	$6,787	$7,766	$6,516
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.47%	1.46%	1.48%	1.50%	1.50%
Interest and fee expense(6)	—		0.03%	0.07%	0.05%	0.05%	0.05%
Total expenses(4)	1.49	%(5)	1.50%	1.53%	1.53%	1.55%	1.55%
Net investment income	2.65	%(5)	2.77%	3.11%	2.86%	3.22%	3.58%
Portfolio Turnover	3	%(3)	2%	6%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.240		$10.240	$9.890	$10.760	$10.050	$10.210

Income (Loss) From Operations
Net investment income	$0.186	(1)	$0.385 (1)	$0.406 (1)	$0.404 (1)	$0.438	$0.455 (1)
Net realized and unrealized gain (loss)	0.178		(0.004)	0.347	(0.872)	0.708	(0.165)

Total income (loss) from operations	$0.364		$0.381	$0.753	$(0.468)	$1.146	$0.290

Less Distributions
From net investment income	$(0.184)		$(0.381)	$(0.403)	$(0.400)	$(0.433)	$(0.450)
Tax return of capital	—		—	—	(0.002)	(0.003)	—

Total distributions	$(0.184)		$(0.381)	$(0.403)	$(0.402)	$(0.436)	$(0.450)

Net asset value — End of period	$10.420		$10.240	$10.240	$9.890	$10.760	$10.050

Total Return(2)	3.59	%(3)	3.74%	7.78%	(4.52)%	11.61%	2.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,246		$9,330	$9,987	$8,454	$10,701	$5,283
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.54	%(5)	0.52%	0.51%	0.53%	0.54%	0.56%
Interest and fee expense(6)	—		0.03%	0.07%	0.05%	0.05%	0.05%
Total expenses(4)	0.54	%(5)	0.55%	0.58%	0.58%	0.59%	0.61%
Net investment income	3.60	%(5)	3.71%	4.05%	3.82%	4.11%	4.55%
Portfolio Turnover	3	%(3)	2%	6%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.550		$9.580	$9.230	$9.760	$9.160	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.312	$0.319	$0.306	$0.341	$0.373
Net realized and unrealized gain (loss)	0.134		(0.033)	0.349	(0.533)	0.598	(0.123)

Total income (loss) from operations	$0.283		$0.279	$0.668	$(0.227)	$0.939	$0.250

Less Distributions
From net investment income	$(0.153)		$(0.309)	$(0.318)	$(0.303)	$(0.339)	$(0.370)

Total distributions	$(0.153)		$(0.309)	$(0.318)	$(0.303)	$(0.339)	$(0.370)

Net asset value — End of period	$9.680		$9.550	$9.580	$9.230	$9.760	$9.160

Total Return(2)	2.99	%(3)	2.94%	7.36%	(2.43)%	10.41%	2.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,570		$71,598	$73,246	$77,456	$86,725	$78,909
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.70	%(5)	0.71%	0.71%	0.72%	0.72%	0.74%
Net investment income	3.09	%(5)	3.24%	3.40%	3.15%	3.59%	4.10%
Portfolio Turnover	7	%(3)	2%	4%	5%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Minnesota Fund — Class B
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.280		$10.310	$9.930	$10.500	$9.860	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.121		$0.258	$0.268	$0.251	$0.295	$0.327
Net realized and unrealized gain (loss)	0.144		(0.033)	0.378	(0.573)	0.633	(0.132)

Total income (loss) from operations	$0.265		$0.225	$0.646	$(0.322)	$0.928	$0.195

Less Distributions
From net investment income	$(0.125)		$(0.255)	$(0.266)	$(0.248)	$(0.288)	$(0.325)

Total distributions	$(0.125)		$(0.255)	$(0.266)	$(0.248)	$(0.288)	$(0.325)

Net asset value — End of period	$10.420		$10.280	$10.310	$9.930	$10.500	$9.860

Total Return(2)	2.60	%(3)	2.19%	6.59%	(3.15)%	9.53%	2.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$371		$404	$535	$846	$1,323	$1,882
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.45	%(5)	1.46%	1.47%	1.47%	1.47%	1.50%
Net investment income	2.34	%(5)	2.49%	2.66%	2.40%	2.89%	3.33%
Portfolio Turnover	7	%(3)	2%	4%	5%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.270		$10.300	$9.920	$10.490	$9.850	$9.980

Income (Loss) From Operations
Net investment income(1)	$0.121		$0.257	$0.268	$0.250	$0.289	$0.327
Net realized and unrealized gain (loss)	0.144		(0.032)	0.378	(0.572)	0.639	(0.132)

Total income (loss) from operations	$0.265		$0.225	$0.646	$(0.322)	$0.928	$0.195

Less Distributions
From net investment income	$(0.125)		$(0.255)	$(0.266)	$(0.248)	$(0.288)	$(0.325)

Total distributions	$(0.125)		$(0.255)	$(0.266)	$(0.248)	$(0.288)	$(0.325)

Net asset value — End of period	$10.410		$10.270	$10.300	$9.920	$10.490	$9.850

Total Return(2)	2.60	%(3)	2.19%	6.60%	(3.16)%	9.54%	2.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,540		$11,636	$11,098	$12,298	$12,955	$11,116
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.45	%(5)	1.46%	1.47%	1.47%	1.47%	1.50%
Net investment income	2.33	%(5)	2.48%	2.66%	2.39%	2.83%	3.34%
Portfolio Turnover	7	%(3)	2%	4%	5%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$9.550		$9.580	$9.230	$9.760	$9.160	$9.290

Income (Loss) From Operations
Net investment income	$0.158	(2)	$0.330 (2)	$0.337 (2)	$0.325 (2)	$0.358	$0.385
Net realized and unrealized gain (loss)	0.134		(0.031)	0.349	(0.532)	0.600	(0.130)

Total income (loss) from operations	$0.292		$0.299	$0.686	$(0.207)	$0.958	$0.255

Less Distributions
From net investment income	$(0.162)		$(0.329)	$(0.336)	$(0.323)	$(0.358)	$(0.385)

Total distributions	$(0.162)		$(0.329)	$(0.336)	$(0.323)	$(0.358)	$(0.385)

Net asset value — End of period	$9.680		$9.550	$9.580	$9.230	$9.760	$9.160

Total Return(3)	3.09	%(4)	3.15%	7.57%	(2.23)%	10.63%	2.86	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,723		$37,542	$25,888	$21,323	$21,608	$2,746
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.50	%(6)	0.51%	0.51%	0.52%	0.52%	0.54	%(6)
Net investment income	3.27	%(6)	3.43%	3.60%	3.35%	3.54%	4.28	%(6)
Portfolio Turnover	7	%(4)	2%	4%	5%	8%	6	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended July 31, 2011.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.240		$9.310	$9.010	$9.580	$8.830	$9.220

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.337	$0.357	$0.382	$0.396	$0.444
Net realized and unrealized gain (loss)	0.189		(0.072)	0.299	(0.570)	0.748	(0.393)

Total income (loss) from operations	$0.360		$0.265	$0.656	$(0.188)	$1.144	$0.051

Less Distributions
From net investment income	$(0.170)		$(0.335)	$(0.356)	$(0.382)	$(0.394)	$(0.441)

Total distributions	$(0.170)		$(0.335)	$(0.356)	$(0.382)	$(0.394)	$(0.441)

Net asset value — End of period	$9.430		$9.240	$9.310	$9.010	$9.580	$8.830

Total Return(2)	3.93	%(3)	2.86%	7.43%	(2.12)%	13.24%	0.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,310		$120,659	$135,265	$146,499	$173,054	$171,001
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.73	%(5)	0.73%	0.74%	0.75%	0.76%	0.79%
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%	0.07%	0.07%	0.12%
Total expenses(4)	0.75	%(5)	0.75%	0.77%	0.82%	0.83%	0.91%
Net investment income	3.67	%(5)	3.60%	3.92%	3.98%	4.31%	5.00%
Portfolio Turnover	6	%(3)	8%	16%	6%	15%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.640		$9.710	$9.400	$9.990	$9.210	$9.620

Income (Loss) From Operations
Net investment income(1)	$0.142		$0.278	$0.300	$0.323	$0.340	$0.394
Net realized and unrealized gain (loss)	0.199		(0.072)	0.310	(0.590)	0.780	(0.413)

Total income (loss) from operations	$0.341		$0.206	$0.610	$(0.267)	$1.120	$(0.019)

Less Distributions
From net investment income	$(0.141)		$(0.276)	$(0.300)	$(0.323)	$(0.340)	$(0.391)

Total distributions	$(0.141)		$(0.276)	$(0.300)	$(0.323)	$(0.340)	$(0.391)

Net asset value — End of period	$9.840		$9.640	$9.710	$9.400	$9.990	$9.210

Total Return(2)	3.56	%(3)	2.13%	6.59%	(2.81)%	12.37%	(0.13)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,028		$23,141	$24,442	$25,796	$28,066	$24,768
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.48%	1.49%	1.50%	1.51%	1.54%
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%	0.07%	0.07%	0.12%
Total expenses(4)	1.50	%(5)	1.50%	1.52%	1.57%	1.58%	1.66%
Net investment income	2.92	%(5)	2.85%	3.16%	3.23%	3.55%	4.25%
Portfolio Turnover	6	%(3)	8%	16%	6%	15%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.240		$9.310	$9.010	$9.580	$8.830	$9.220

Income (Loss) From Operations
Net investment income(1)	$0.180		$0.355	$0.372	$0.401	$0.412	$0.463
Net realized and unrealized gain (loss)	0.189		(0.071)	0.302	(0.570)	0.751	(0.394)

Total income (loss) from operations	$0.369		$0.284	$0.674	$(0.169)	$1.163	$0.069

Less Distributions
From net investment income	$(0.179)		$(0.354)	$(0.374)	$(0.401)	$(0.413)	$(0.459)

Total distributions	$(0.179)		$(0.354)	$(0.374)	$(0.401)	$(0.413)	$(0.459)

Net asset value — End of period	$9.430		$9.240	$9.310	$9.010	$9.580	$8.830

Total Return(2)	4.04	%(3)	3.07%	7.64%	(1.93)%	13.46%	0.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,096		$24,873	$20,179	$13,493	$10,922	$7,419
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.53%	0.53%	0.55%	0.56%	0.59%
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%	0.07%	0.07%	0.12%
Total expenses(4)	0.55	%(5)	0.55%	0.56%	0.62%	0.63%	0.71%
Net investment income	3.86	%(5)	3.80%	4.07%	4.18%	4.47%	5.21%
Portfolio Turnover	6	%(3)	8%	16%	6%	15%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.900		$8.950	$8.750	$9.170	$8.800	$9.060

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.355	$0.375	$0.369	$0.380	$0.437
Net realized and unrealized gain (loss)	0.148		(0.053)	0.197	(0.423)	0.370	(0.262)

Total income (loss) from operations	$0.325		$0.302	$0.572	$(0.054)	$0.750	$0.175

Less Distributions
From net investment income	$(0.175)		$(0.352)	$(0.372)	$(0.366)	$(0.380)	$(0.435)

Total distributions	$(0.175)		$(0.352)	$(0.372)	$(0.366)	$(0.380)	$(0.435)

Net asset value — End of period	$9.050		$8.900	$8.950	$8.750	$9.170	$8.800

Total Return(2)	3.69	%(3)	3.41%	6.68%	(0.70)%	8.70%	2.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142,739		$140,411	$147,461	$156,219	$179,909	$175,176
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.74	%(5)	0.75%	0.74%	0.76%	0.77%	0.80%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.04%	0.05%	0.05%	0.10%
Total expenses(4)	0.77	%(5)	0.78%	0.78%	0.81%	0.82%	0.90%
Net investment income	3.93	%(5)	3.95%	4.25%	4.01%	4.25%	4.97%
Portfolio Turnover	3	%(3)	5%	4%	12%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.220		$9.270	$9.060	$9.490	$9.110	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.298	$0.321	$0.310	$0.326	$0.384
Net realized and unrealized gain (loss)	0.149		(0.053)	0.206	(0.432)	0.377	(0.272)

Total income (loss) from operations	$0.297		$0.245	$0.527	$(0.122)	$0.703	$0.112

Less Distributions
From net investment income	$(0.147)		$(0.295)	$(0.317)	$(0.308)	$(0.323)	$(0.382)

Total distributions	$(0.147)		$(0.295)	$(0.317)	$(0.308)	$(0.323)	$(0.382)

Net asset value — End of period	$9.370		$9.220	$9.270	$9.060	$9.490	$9.110

Total Return(2)	3.24	%(3)	2.66%	5.92%	(1.39)%	7.86%	1.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,868		$2,029	$3,012	$4,517	$7,255	$10,191
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.50%	1.50%	1.52%	1.52%	1.56%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.04%	0.05%	0.05%	0.10%
Total expenses(4)	1.52	%(5)	1.53%	1.54%	1.57%	1.57%	1.66%
Net investment income	3.19	%(5)	3.20%	3.51%	3.26%	3.52%	4.22%
Portfolio Turnover	3	%(3)	5%	4%	12%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.220		$9.270	$9.060	$9.490	$9.110	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.298	$0.319	$0.310	$0.324	$0.384
Net realized and unrealized gain (loss)	0.149		(0.053)	0.208	(0.432)	0.380	(0.271)

Total income (loss) from operations	$0.297		$0.245	$0.527	$(0.122)	$0.704	$0.113

Less Distributions
From net investment income	$(0.147)		$(0.295)	$(0.317)	$(0.308)	$(0.324)	$(0.383)

Total distributions	$(0.147)		$(0.295)	$(0.317)	$(0.308)	$(0.324)	$(0.383)

Net asset value — End of period	$9.370		$9.220	$9.270	$9.060	$9.490	$9.110

Total Return(2)	3.24	%(3)	2.66%	5.92%	(1.39)%	7.86%	1.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,898		$32,695	$32,342	$34,045	$38,268	$36,409
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.50%	1.49%	1.51%	1.52%	1.55%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.04%	0.05%	0.05%	0.10%
Total expenses(4)	1.52	%(5)	1.53%	1.53%	1.56%	1.57%	1.65%
Net investment income	3.18	%(5)	3.20%	3.49%	3.26%	3.49%	4.21%
Portfolio Turnover	3	%(3)	5%	4%	12%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.940		$8.990	$8.790	$9.200	$8.830	$9.100

Income (Loss) From Operations
Net investment income(1)	$0.186		$0.375	$0.393	$0.388	$0.400	$0.456
Net realized and unrealized gain (loss)	0.139		(0.053)	0.198	(0.412)	0.369	(0.271)

Total income (loss) from operations	$0.325		$0.322	$0.591	$(0.024)	$0.769	$0.185

Less Distributions
From net investment income	$(0.185)		$(0.372)	$(0.391)	$(0.386)	$(0.399)	$(0.455)

Total distributions	$(0.185)		$(0.372)	$(0.391)	$(0.386)	$(0.399)	$(0.455)

Net asset value — End of period	$9.080		$8.940	$8.990	$8.790	$9.200	$8.830

Total Return(2)	3.67	%(3)	3.62%	6.88%	(0.37)%	8.91%	2.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,515		$49,036	$39,754	$29,443	$29,484	$30,082
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.54	%(5)	0.55%	0.54%	0.56%	0.57%	0.60%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.04%	0.05%	0.05%	0.10%
Total expenses(4)	0.57	%(5)	0.58%	0.58%	0.61%	0.62%	0.70%
Net investment income	4.13	%(5)	4.15%	4.43%	4.21%	4.45%	5.16%
Portfolio Turnover	3	%(3)	5%	4%	12%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

54

Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	New Jersey Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$5,440,000	$11,750,000
Interest Rate or Range of Interest Rates (%)	0.22	0.02 - 0.21
Collateral for Floating Rate Notes Outstanding	$6,757,024	$18,098,388

For the six months ended January 31, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,616,522	$11,750,000
Average Interest Rate	0.62%	0.60%

55

Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of January 31, 2016, the Funds’ investments in residual interest bonds that were required to be compliant with the Volcker Rule by July 21, 2015, if any, were restructured by the required compliance date. Legal and restructuring fees incurred in connection with the restructuring of residual bond trusts are recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

56

Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

At July 31, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
July 31, 2016	$160,306	$329,657	$410,833	$3,716,712	$1,414,955
July 31, 2017	997,387	662,277	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforwards	$4,629,400	$4,064,771	$3,224,086	$34,453,173	$27,697,785

Deferred capital losses:
Short-term	$378,264	$1,332,800	$548,275	$3,924,711	$5,174,042
Long-term	$511,068	$697,351	$376,177	$5,636,668	$9,702,649

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$57,136,728	$79,270,368	$115,937,070	$149,157,507	$197,838,366

Gross unrealized appreciation	$6,009,606	$7,980,695	$9,710,107	$16,820,496	$27,011,556
Gross unrealized depreciation	—	—	(51,743)	(175,030)	(1,695,228)

Net unrealized appreciation	$6,009,606	$7,980,695	$9,658,364	$16,645,466	$25,316,328

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

57

Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

For the six months ended January 31, 2016, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$91,162	$145,301	$219,685	$315,039	$451,642
Effective Annual Rate	0.29%	0.33%	0.35%	0.38%	0.40%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2016 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$1,479	$2,735	$3,262	$4,483	$6,042
EVD’s Class A Sales Charges	$3,371	$2,988	$2,504	$7,769	$15,679

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2016 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$47,126	$70,472	$72,499	$118,520	$140,921

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2016, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$1,110	$3,557	$1,430	$—	$7,114
Class C Distribution Fees	$20,941	$25,895	$44,691	$85,687	$125,735

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Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2016 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$296	$949	$381	$—	$1,897
Class C Service Fees	$5,584	$6,905	$11,918	$22,850	$33,529

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended January 31, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$—	$—
Class B	$—	$100	$—	$—	$—
Class C	$200	$—	$400	$—	$900

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2016 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$2,529,875	$2,367,140	$15,216,518	$10,148,170	$6,222,196
Sales	$2,739,890	$3,927,433	$8,550,668	$13,473,197	$9,054,822

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Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	87,113	2,975	23,074	207,698
Issued to shareholders electing to receive payments of distributions in Fund shares	74,968	375	6,172	4,309
Redemptions	(296,531)	(3,847)	(48,152)	(136,268)
Exchange from Class B shares	3,986	—	—	—
Exchange to Class A shares	—	(3,586)	—	—

Net increase (decrease)	(130,464)	(4,083)	(18,906)	75,739

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	329,780	134	60,181	364,036
Issued to shareholders electing to receive payments of distributions in Fund shares	172,397	1,025	14,479	8,228
Redemptions	(957,594)	(5,834)	(78,291)	(296,346)
Exchange from Class B shares	18,128	—	—	—
Exchange to Class A shares	—	(16,314)	—	—

Net increase (decrease)	(437,289)	(20,989)	(3,631)	75,918

Connecticut Fund
	Six Months Ended January 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	140,959	479	63,619	224,091
Issued to shareholders electing to receive payments of distributions in Fund shares	95,334	620	6,668	10,783
Redemptions	(691,053)	(11,646)	(121,460)	(66,887)
Exchange from Class B shares	3,753	—	—	—
Exchange to Class A shares	—	(3,770)	—	—

Net increase (decrease)	(451,007)	(14,317)	(51,173)	167,987

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	321,527	1,247	92,315	254,025
Issued to shareholders electing to receive payments of distributions in Fund shares	209,219	1,930	13,270	20,112
Redemptions	(999,506)	(20,912)	(76,992)	(338,351)
Exchange from Class B shares	22,697	—	—	—
Exchange to Class A shares	—	(22,808)	—	—

Net increase (decrease)	(446,063)	(40,543)	28,593	(64,214)

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Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
	Six Months Ended January 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	502,146	—	107,449	1,036,337
Issued to shareholders electing to receive payments of distributions in Fund shares	111,899	446	12,623	38,290
Redemptions	(513,653)	(2,034)	(48,552)	(385,990)
Exchange from Class B shares	2,339	—	—	—
Exchange to Class A shares	—	(2,173)	—	—

Net increase (decrease)	102,731	(3,761)	71,520	688,637

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	1,260,672	—	193,109	1,809,919
Issued to shareholders electing to receive payments of distributions in Fund shares	230,574	1,024	23,892	52,815
Redemptions	(1,651,551)	(3,070)	(161,356)	(634,627)
Exchange from Class B shares	11,332	—	—	—
Exchange to Class A shares	—	(10,527)	—	—

Net increase (decrease)	(148,973)	(12,573)	55,645	1,228,107

New Jersey Fund
	Six Months Ended January 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	251,775	—	122,377	661,600
Issued to shareholders electing to receive payments of distributions in Fund shares	185,553	—	24,765	34,833
Redemptions	(1,055,178)	—	(206,911)	(620,805)

Net increase (decrease)	(617,850)	—	(59,769)	75,628

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	648,864	—	233,676	1,083,800
Issued to shareholders electing to receive payments of distributions in Fund shares	396,572	—	50,412	53,895
Redemptions	(2,516,150)	—	(399,947)	(613,261)

Net increase (decrease)	(1,470,714)	—	(115,859)	524,434

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Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended January 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	731,471	762	367,264	577,504
Issued to shareholders electing to receive payments of distributions in Fund shares	268,800	3,120	50,890	37,143
Redemptions	(1,010,372)	(11,267)	(240,155)	(430,039)
Exchange from Class B shares	13,804	—	—	—
Exchange to Class A shares	—	(13,325)	—	—

Net increase (decrease)	3,703	(20,710)	177,999	184,608

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	980,101	2,794	695,771	1,687,863
Issued to shareholders electing to receive payments of distributions in Fund shares	547,289	8,419	101,626	70,393
Redemptions	(2,313,030)	(38,094)	(740,643)	(696,260)
Exchange from Class B shares	80,727	—	—	—
Exchange to Class A shares	—	(78,009)	—	—

Net increase (decrease)	(704,913)	(104,890)	56,754	1,061,996

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2016, the Connecticut Fund and New Jersey Fund had a balance outstanding pursuant to this line of credit of $400,000 and $800,000, respectively, at an interest rate of 1.38%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2016. The Funds’ average borrowings or allocated fees during the six months ended January 31, 2016 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2016 is included in the Portfolio of Investments. At January 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

62

Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2016 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(260,925	)(1)	$(67,095	)(1)	$(231,105	)(1)	$(330,657	)(1)	$(111,825	)(1)

Total	$(260,925)		$(67,095)		$(231,105)		$(330,657)		$(111,825)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2016 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(89,169	)(1)	$(15,677	)(1)	$(53,999	)(1)	$(11,651	)(1)	$(54,817	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(189,180	)(2)	$(55,898	)(2)	$(192,539	)(2)	$(314,883	)(2)	$(30,961	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended January 31, 2016, which is indicative of the volume of this derivative type, was approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts — Short	$5,391,000	$1,387,000	$4,779,000	$12,688,000	$7,826,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

63

Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

At January 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$63,146,334	$—	$63,146,334

Total Investments	$—	$63,146,334	$—	$63,146,334

Liability Description

Futures Contracts	$(260,925)	$—	$—	$(260,925)

Total	$(260,925)	$—	$—	$(260,925)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$87,251,063	$—	$87,251,063

Total Investments	$—	$87,251,063	$—	$87,251,063

Liability Description

Futures Contracts	$(67,095)	$—	$—	$(67,095)

Total	$(67,095)	$—	$—	$(67,095)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$125,595,434	$—	$125,595,434

Total Investments	$—	$125,595,434	$—	$125,595,434

Liability Description

Futures Contracts	$(231,105)	$—	$—	$(231,105)

Total	$(231,105)	$—	$—	$(231,105)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$171,242,973	$—	$171,242,973

Total Investments	$—	$171,242,973	$—	$171,242,973

Liability Description

Futures Contracts	$(330,657)	$—	$—	$(330,657)

Total	$(330,657)	$—	$—	$(330,657)

64

Eaton Vance

Municipal Income Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$234,854,016	$—	$234,854,016
Taxable Municipal Securities	—	50,678	—	50,678

Total Investments	$—	$234,904,694	$—	$234,904,694

Liability Description

Futures Contracts	$(111,825)	$—	$—	$(111,825)

Total	$(111,825)	$—	$—	$(111,825)

The Funds held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

65

Eaton Vance

Municipal Income Funds

January 31, 2016

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

67

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7703    1.31.16

Eaton Vance Municipal Opportunities Fund Semiannual Report January 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2016

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	4.79%	3.40%	—	6.64%
Class A with 4.75% Maximum Sales Charge	—	—	–0.17	–1.55	—	5.54
Class C at NAV	08/18/2014	05/31/2011	4.40	2.62	—	6.34
Class C with 1% Maximum Sales Charge	—	—	3.40	1.62	—	6.34
Class I at NAV	05/31/2011	05/31/2011	4.92	3.57	—	6.93
Barclays Municipal Bond Index	—	—	3.66%	2.71%	5.75%	5.10%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.06%	1.81%	0.81%
Net				1.00	1.75	0.75

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.69%	0.94%	1.94%
Taxable-Equivalent Distribution Rate				2.99	1.66	3.43
SEC 30-day Yield				1.38	0.71	1.69
Taxable-Equivalent SEC 30-day Yield				2.44	1.26	2.99

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,047.90	$5.10	0.99%
Class C	$1,000.00	$1,044.00	$8.94	1.74%
Class I	$1,000.00	$1,049.20	$3.81	0.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$5.03	0.99%
Class C	$1,000.00	$1,016.40	$8.82	1.74%
Class I	$1,000.00	$1,021.40	$3.76	0.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 90.0%

Security	Principal Amount (000’s omitted)	Value

Education — 3.9%
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	$600	$734,808
California Educational Facilities Authority, (University of Redlands), 5.00%, 10/1/26	1,065	1,279,203
California Infrastructure and Economic Development Bank, (The Colburn School), 1.01%, 6/1/20 (Put Date), 8/1/37(1)	3,000	3,004,590
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	659,587
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	733,974
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	541,158
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	575,040
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,939,114
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,150,990
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,975,739
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	611,185
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	660,338
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,196,720
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	593,680
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	587,975
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	182,648
University of Idaho, 5.00%, 4/1/24	500	620,650
University of Nebraska, 5.00%, 5/15/26	625	768,000

		$18,815,399

Electric Utilities — 6.1%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/26	$2,000	$2,420,660
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35(2)	5,075	5,195,227
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	255,150
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	4,000	4,154,000
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	533,533
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	494,628

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	$1,800	$1,805,148
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,035,200
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,768,655
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,514,160
Nebraska Public Power District, 5.00%, 1/1/24	750	928,320
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	170	176,421
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,030,060
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	3,069,769
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,009,380
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26(3)	1,165	1,442,072
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27(3)	1,000	1,226,250
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	175	194,554

		$29,253,187

Escrowed / Prerefunded — 0.5%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	$2,000	$2,281,180
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	75	82,534

		$2,363,714

General Obligations — 17.6%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25(2)	$2,100	$2,632,203
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,061,052
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,227,040
California, 5.00%, 10/1/23	1,000	1,250,680
California, 5.00%, 3/1/27	5,000	6,213,550
Cambridge, MA, 4.00%, 1/1/24	105	125,056
Cambridge, MA, 4.00%, 1/1/25	905	1,082,425
Cambridge, MA, 4.00%, 1/1/26	995	1,176,478
Cambridge, MA, 4.00%, 1/1/27	520	608,759

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Chelsea School District, MI, 4.00%, 5/1/24(3)	$765	$886,727
Chelsea School District, MI, 4.00%, 5/1/25(3)	765	892,594
Chicago Park District, IL, 5.00%, 1/1/24	500	576,890
Clackamas Community College District, OR, 0.00%, 6/15/21	485	448,213
Connecticut, 0.56%, 3/1/19(1)	2,000	1,982,800
Connecticut, 0.76%, 3/1/21(1)	2,000	1,977,940
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	6,349,650
Davidson County, NC, 5.00%, 6/1/23(3)	1,095	1,369,538
Davidson County, NC, 5.00%, 6/1/26(3)	1,220	1,580,010
Davidson County, NC, 5.00%, 6/1/27(3)	500	652,115
Durand Area Schools, MI, 5.00%, 5/1/22	840	1,011,965
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,172,458
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/22	875	986,405
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/23	960	1,089,562
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/23	250	312,793
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 12/1/23	150	189,213
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/24	210	266,089
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 12/1/24	240	306,319
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/25	250	320,380
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/26	225	291,476
Grosse Pointe Shores, MI, 3.00%, 10/1/36(3)	685	674,567
Grosse Pointe Shores, MI, 4.00%, 10/1/29(3)	380	434,853
Grosse Pointe Shores, MI, 4.00%, 10/1/31(3)	375	423,863
Grosse Pointe Shores, MI, 4.00%, 10/1/33(3)	470	525,686
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,078,659
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,281,916
Manchester Community Schools, MI, 5.00%, 5/1/24(3)	1,300	1,593,397
Manchester Community Schools, MI, 5.00%, 5/1/25(3)	750	925,387
Manchester Community Schools, MI, 5.00%, 5/1/26(3)	700	869,988
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	2,068,180
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	921,217
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,217,400

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	$500	$605,000
Mobile County, AL, 5.00%, 6/1/23	860	1,063,166
Mobile County, AL, 5.00%, 6/1/24	300	374,811
Morris County Improvement Authority, NJ, 4.00%, 5/1/20	2,000	2,253,500
New York, NY, 5.00%, 8/1/25	1,000	1,245,770
New York, NY, 5.00%, 8/1/29	450	547,034
North Carolina, 5.00%, 3/1/17	1,250	1,312,187
Ottawa County, MI, 5.00%, 11/1/22	500	614,115
Ottawa County, MI, 5.00%, 11/1/24	250	316,143
Ottawa County, MI, 5.00%, 11/1/25	300	382,242
Pennfield Schools, MI, 4.00%, 5/1/32(3)	1,000	1,118,490
Pennfield Schools, MI, 4.00%, 5/1/33(3)	1,320	1,466,401
Pennfield Schools, MI, 4.00%, 5/1/34(3)	1,285	1,420,259
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,715,941
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,885,733
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,528,520
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,274,800
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,982,376
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,272,410
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	493,180
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23(3)	1,510	1,738,297
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24(3)	740	855,780
Washington, 5.00%, 7/1/26	5,000	6,231,750

		$83,753,398

Hospital — 16.1%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$100	$117,136
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	233,550
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	413,118
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	342,084
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	124,875
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	169,796
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	280,160
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	519,597

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	$1,500	$1,702,290
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.241%, 7/1/20 (Put Date), 7/1/49(1)(2)	10,000	10,021,700
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	244,861
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	372,996
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	168,785
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	225,112
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 1.91%, 2/1/17 (Put Date), 8/1/38(1)	2,000	2,014,860
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,206,230
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.199%, 3/1/17 (Put Date), 10/1/29(1)(4)	2,400	2,425,416
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,170,840
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,928,716
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,183,680
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,078,605
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,196,070
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,125,758
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,516,645
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	136,555
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/22	3,335	3,879,305
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/26(3)	1,150	1,400,964
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/27(3)	1,150	1,391,028
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	306,241
Michigan Finance Authority, (McLaren Health Care), 1.039%, 10/15/20 (Put Date), 10/15/38(1)	5,000	4,982,750
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,613,752

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	$1,000	$1,215,790
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,163,620
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	716,683
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	579,775
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	1,000	1,218,390
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	1,000	1,209,740
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	594,470
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	531,111
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	734,244
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(4)	700	792,470
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(4)	300	335,319
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(4)	500	552,570
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(4)	600	656,622
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(4)	450	490,248
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(4)	1,000	1,081,290
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(4)	1,100	1,184,964
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(4)	1,100	1,180,531
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(4)	1,100	1,180,531
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(4)	1,200	1,287,852
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(4)	1,000	1,073,210
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	259,857
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	581,595
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	592,065
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	593,800
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,280	1,514,714

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	$1,410	$1,652,802
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,798,868
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/16	350	358,463
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 4.00%, 12/1/35	1,000	1,025,460
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22(3)	475	566,323
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23(3)	400	480,224
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24(3)	500	602,065
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25(3)	500	603,045
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26(3)	500	597,340
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27(3)	500	593,900
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,193,220
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	282,798

		$76,569,444

Housing — 3.8%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$542,685
Michigan Housing Development Authority, (AMT), (SPA: JPMorgan Chase Bank N.A.), 0.06%, 10/1/37(2)(5)	15,535	15,535,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,022,157
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	453,432
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	542,982

		$18,096,256

Industrial Development Revenue — 4.5%
East Baton Rouge Parish Industrial Development Board, Inc., LA, (Georgia-Pacific Corp.), (AMT), (LOC: Georgia-Pacific LLC), 0.33%, 6/1/29(4)(5)	$8,800	$8,800,000
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	940	955,200

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	$215	$244,520
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(4)	2,000	2,014,820
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24(4)	370	374,303
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	6,190	6,194,766
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,079,510
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.76%, 12/2/19 (Put Date), 12/1/44(1)	2,000	1,963,500

		$21,626,619

Insured – Electric Utilities — 1.6%
Kentucky Municipal Power Agency, (NPFG), 5.00%, 9/1/28	$1,950	$2,303,106
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	280,540
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,542,630
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	134,726
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	680,088
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	523,386
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	119,660

		$7,584,136

Insured – General Obligations — 5.2%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$424,396
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	360,681
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	363,540
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,074,293
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,091,668
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	777,242
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	794,607
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	802,341
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,202,530
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,212,160
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,500	1,804,080
Detroit, MI, (AGC), 5.00%, 4/1/20	39	40,586
Detroit, MI, (AMBAC), 4.00%, 4/1/16	33	32,971
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	127,548
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,352
Detroit, MI, (AMBAC), 5.00%, 4/1/17	165	164,676
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	230,553
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,059
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,176

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Detroit, MI, (AMBAC), 5.00%, 4/1/22	$66	$65,872
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	329,355
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,556,996
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,940,338
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,039,244
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,070,095
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	211	221,261
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	887,355
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,394
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,057,543
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	565	546,575
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	423,700
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27(3)	785	909,532
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/28(3)	425	487,254
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/29(3)	1,230	1,401,376

		$24,829,349

Insured – Housing — 0.2%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	$445	$491,329
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	443,000

		$934,329

Insured – Other Revenue — 0.0%(6)
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	$120	$120,097

		$120,097

Insured – Special Tax Revenue — 1.8%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$4,225	$5,289,784
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	409,795
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,340	1,236,003
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	180	180,076
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	175	173,596
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,191,850

		$8,481,104

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 2.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$208,467
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,193,820
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	816,616
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,550	1,550,016
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	549,547
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	107,054
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	2,765	2,149,594
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,258,818
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,665	1,579,552
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,371,958
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	935	919,722
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	384,993
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	98,966
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	196,630
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,350	1,315,467

		$13,701,220

Insured – Water and Sewer — 1.1%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$192,512
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26(2)	4,000	4,761,920
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	100,278

		$5,054,710

Lease Revenue / Certificates of Participation — 2.4%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,199,200
New Jersey Economic Development Authority, (School Facilities Construction), 1.61%, 3/1/28(1)	5,000	4,439,050
Riverside Regional Jail Authority, VA, 5.00%, 7/1/26	1,500	1,870,125
Riverside Regional Jail Authority, VA, 5.00%, 7/1/27	3,000	3,708,420

		$11,216,795

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 4.0%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$3,190	$3,949,156
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,227,110
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,229,200
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	668,576
New Jersey Economic Development Authority, (School Facilities Construction), 0.91%, 2/1/17(1)	4,000	3,952,160
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,373,145
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.036%, 8/1/19 (Put Date), 11/1/39(1)	300	297,300
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	113,607
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	739,159
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,575,117
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	800,590

		$18,925,120

Senior Living / Life Care — 4.4%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$586,480
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	593,930
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	418,758
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	372,350
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	535,905
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,982,943
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,501,856
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,105	1,203,433
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	150	178,563

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	$535	$579,576
New Jersey Economic Development Authority, (Lions Gate), 4.375%, 1/1/24	650	671,190
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	5,575	5,838,307
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,680	1,842,675
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	2,950	3,240,900
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	1,350	1,527,066

		$21,073,932

Special Tax Revenue — 3.3%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,860,330
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	39,250
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	55,514
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	902,778
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/22	5,955	7,345,195
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,297,531
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	3,090,150

		$15,590,748

Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$578,650

		$578,650

Transportation — 10.2%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,404,960
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,371,269
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	415,884
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	592,355
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	648,093
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	877,268
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	850	990,131
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,160,710
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,470,130

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	$5,000	$5,871,650
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	610,050
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	297,325
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,494,137
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,893,453
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,329,181
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	984,263
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,232,590
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.21%, 12/15/21 (Put Date), 6/15/34(1)	1,750	1,663,515
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,907,376
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,919,504
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,177,790
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	4,500	5,327,640
Pennsylvania Turnpike Commission, 0.89%, 12/1/20(1)	1,000	997,830
Pennsylvania Turnpike Commission, 1.16%, 12/1/19(1)	500	504,075
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	583,455
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	578,625
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	861,278
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,659,365
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	602,585

		$48,426,487

Water and Sewer — 0.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$125	$139,348
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	323,184
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,065,440

		$1,527,972

Total Tax-Exempt Municipal Securities — 90.0% (identified cost $414,815,845)		$428,522,666

Taxable Municipal Securities — 9.2%

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 1.7%
Municipal Electric Authority of Georgia, 6.637%, 4/1/57(7)	$5,000	$5,996,350
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	2,000	2,062,720

		$8,059,070

General Obligations — 2.5%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,225,178
Chicago, IL, 7.375%, 1/1/33	3,250	3,368,658
Chicago, IL, 7.75%, 1/1/42	2,355	2,380,575
Chicago, IL, 7.781%, 1/1/35	2,600	2,795,572

		$11,769,983

Hospital — 0.7%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,498,725
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	1,500	1,634,505

		$3,133,230

Insured – General Obligations — 2.4%
Detroit, MI, (AMBAC), 4.61%, 4/1/16	$330	$329,099
Detroit, MI, (AMBAC), 4.96%, 4/1/20	3,663	3,544,458
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,569,929

		$11,443,486

Insured – Special Tax Revenue — 1.9%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 1.923%, 8/1/17(3)	$845	$846,749
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20(3)	905	911,018
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24(3)	1,030	1,042,638
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 2.625%, 9/1/20(3)	325	324,096
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21(3)	345	345,580
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22(3)	350	350,679
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23(3)	510	513,366
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25(3)	500	502,390
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26(3)	500	510,355

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.50%, 9/1/31(3)	$2,100	$2,160,795
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.75%, 9/1/35(3)	1,575	1,625,038

		$9,132,704

Total Taxable Municipal Securities — 9.2% (identified cost $42,118,742)		$43,538,473

Corporate Bonds & Notes — 0.2%

Security	Principal Amount (000’s omitted)	Value

Education — 0.2%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,016,586

Total Corporate Bonds & Notes — 0.2% (identified cost $1,000,000)		$1,016,586

Total Investments — 99.4% (identified cost $457,934,587)		$473,077,725

Other Assets, Less Liabilities — 0.6%		$2,991,005

Net Assets — 100.0%		$476,068,730

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Michigan	16.6%
California	10.9%
Others, representing less than 10% individually	71.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2016, 17.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 8.8% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(3)	When-issued security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $24,385,346 or 5.1% of the Fund’s net assets.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at January 31, 2016.

(6)	Amount is less than 0.05%.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	60	Short	Mar-16	$(9,571,762)	$(9,661,875)	$(90,113)

						$(90,113)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2016
Investments, at value (identified cost, $457,934,587)	$473,077,725
Cash	33,402,484
Restricted cash*	245,000
Interest receivable	3,480,469
Receivable for investments sold	3,596,217
Receivable for Fund shares sold	6,726,887
Total assets	$520,528,782

Liabilities
Payable for investments purchased	$5,168,474
Payable for when-issued securities	37,824,236
Payable for variation margin on open financial futures contracts	58,125
Payable for Fund shares redeemed	843,291
Distributions payable	158,036
Payable to affiliates:
Investment adviser and administration fee	227,736
Distribution and service fees	51,063
Accrued expenses	129,091
Total liabilities	$44,460,052
Net Assets	$476,068,730

Sources of Net Assets
Paid-in capital	$459,696,186
Accumulated net realized gain	1,214,127
Accumulated undistributed net investment income	105,392
Net unrealized appreciation	15,053,025
Net Assets	$476,068,730

Class A Shares
Net Assets	$122,519,172
Shares Outstanding	10,279,426
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.92
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.51

Class C Shares
Net Assets	$31,464,009
Shares Outstanding	2,641,390
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.91

Class I Shares
Net Assets	$322,085,549
Shares Outstanding	26,989,427
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2016
Interest	$5,655,573
Dividends	17,672
Total investment income	$5,673,245

Expenses
Investment adviser and administration fee	$1,119,780
Distribution and service fees
Class A	124,150
Class C	125,696
Trustees’ fees and expenses	11,690
Custodian fee	47,649
Transfer and dividend disbursing agent fees	77,699
Legal and accounting services	26,104
Printing and postage	13,685
Registration fees	65,956
Miscellaneous	29,739
Total expenses	$1,642,148
Deduct —
Reduction of custodian fee	$1,550
Total expense reductions	$1,550

Net expenses	$1,640,598

Net investment income	$4,032,647

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,608,451
Financial futures contracts	(46,122)
Net realized gain	$1,562,329
Change in unrealized appreciation (depreciation) —
Investments	$12,872,378
Financial futures contracts	(90,113)
Net change in unrealized appreciation (depreciation)	$12,782,265

Net realized and unrealized gain	$14,344,594

Net increase in net assets from operations	$18,377,241

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
From operations —
Net investment income	$4,032,647	$3,283,447
Net realized gain (loss) from investment transactions and financial futures contracts	1,562,329	(343,120)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	12,782,265	1,233,827
Net increase in net assets from operations	$18,377,241	$4,174,154
Distributions to shareholders —
From net investment income
Class A	$(987,565)	$(852,694)
Class C	(154,962)	(94,694)
Class I	(2,780,945)	(2,278,341)
From net realized gain
Class A	—	(27,675)
Class C	—	(4,851)
Class I	—	(50,315)
Total distributions to shareholders	$(3,923,472)	$(3,308,570)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$51,154,359	$86,940,712
Class C	10,514,163	23,592,889
Class I	127,913,742	222,447,652
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	950,346	848,288
Class C	111,411	73,971
Class I	1,886,395	1,505,370
Cost of shares redeemed
Class A	(20,830,678)	(17,394,360)
Class C	(1,678,911)	(2,087,185)
Class I	(28,506,815)	(55,955,970)
Net increase in net assets from Fund share transactions	$141,514,012	$259,971,367

Net increase in net assets	$155,967,781	$260,836,951

Net Assets
At beginning of period	$320,100,949	$59,263,998
At end of period	$476,068,730	$320,100,949

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$105,392	$(3,783)

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Financial Highlights

	Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,								Period Ended July 31, 2011(1)
			2015		2014		2013		2012
Net asset value — Beginning of period	$11.490		$11.180		$10.240		$11.240		$10.090		$10.000

Income (Loss) From Operations
Net investment income	$0.120		$0.202		$0.242		$0.225		$0.257		$0.015
Net realized and unrealized gain (loss)	0.427		0.319		0.940		(0.739)		1.205		0.090

Total income (loss) from operations	$0.547		$0.521		$1.182		$(0.514)		$1.462		$0.105

Less Distributions
From net investment income	$(0.117)		$(0.202)		$(0.242)		$(0.225)		$(0.257)		$(0.015)
From net realized gain	—		(0.009)		—		(0.261)		(0.055)		—

Total distributions	$(0.117)		$(0.211)		$(0.242)		$(0.486)		$(0.312)		$(0.015)

Net asset value — End of period	$11.920		$11.490		$11.180		$10.240		$11.240		$10.090

Total Return(2)	4.79	%(3)	4.68%		11.69%		(4.87)%		14.69%		1.05	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,519		$87,416		$16,715		$15,596		$6,886		$217
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.99	%(6)	1.00	%(5)	1.09	%(5)	1.10	%(5)	1.10	%(5)	1.10	%(5)(6)
Net investment income	2.04	%(6)	1.72%		2.25%		2.02%		2.36%		0.96	%(6)
Portfolio Turnover	26	%(3)	79%		283%		85%		85%		21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20%, 0.24%, 0.54% and 4.13% of average daily net assets for the years ended July 31, 2015, 2014, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Financial Highlights — continued

	Class C
	Six Months Ended January 31, 2016 (Unaudited)		Period Ended July 31, 2015(1)
Net asset value — Beginning of period	$11.480		$11.270

Income (Loss) From Operations
Net investment income	$0.076		$0.103
Net realized and unrealized gain	0.427		0.219

Total income from operations	$0.503		$0.322

Less Distributions
From net investment income	$(0.073)		$(0.103)
From net realized gain	—		(0.009)

Total distributions	$(0.073)		$(0.112)

Net asset value — End of period	$11.910		$11.480

Total Return(2)	4.40	%(3)	2.86	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,464		$21,534
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.74	%(6)	1.75	%(5)(6)
Net investment income	1.29	%(6)	0.91	%(6)
Portfolio Turnover	26	%(3)	79	%(7)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the year ended July 31, 2015.

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,								Period Ended July 31, 2011(1)
			2015		2014		2013		2012
Net asset value — Beginning of period	$11.500		$11.190		$10.250		$11.250		$10.090		$10.000

Income (Loss) From Operations
Net investment income	$0.135		$0.232		$0.269		$0.253		$0.286		$0.018
Net realized and unrealized gain (loss)	0.427		0.319		0.939		(0.738)		1.215		0.090

Total income (loss) from operations	$0.562		$0.551		$1.208		$(0.485)		$1.501		$0.108

Less Distributions
From net investment income	$(0.132)		$(0.232)		$(0.268)		$(0.254)		$(0.286)		$(0.018)
From net realized gain	—		(0.009)		—		(0.261)		(0.055)		—

Total distributions	$(0.132)		$(0.241)		$(0.268)		$(0.515)		$(0.341)		$(0.018)

Net asset value — End of period	$11.930		$11.500		$11.190		$10.250		$11.250		$10.090

Total Return(2)	4.92	%(3)	4.94%		11.96%		(4.62)%		15.10%		1.08	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$322,086		$211,151		$42,549		$16,369		$12,546		$10,336
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.74	%(6)	0.75	%(5)	0.84	%(5)	0.85	%(5)	0.85	%(5)	0.85	%(5)(6)
Net investment income	2.29	%(6)	1.98%		2.44%		2.30%		2.68%		1.07	%(6)
Portfolio Turnover	26	%(3)	79%		283%		85%		85%		21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20%, 0.24%, 0.54% and 4.13% of average daily net assets for the years ended July 31, 2015, 2014, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

19

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2015, the Fund had a net capital loss of $414,880 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$457,758,760

Gross unrealized appreciation	$15,739,651
Gross unrealized depreciation	(420,686)

Net unrealized appreciation	$15,318,965

20

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2016, the investment adviser and administration fee amounted to $1,119,780 or 0.60% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after November 30, 2016. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended January 31, 2016. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2016, EVM earned $720 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,867 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2016 amounted to $124,150 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2016, the Fund paid or accrued to EVD $94,272 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2016 amounted to $31,424 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2016, the Fund was informed that EVD received approximately $11,000 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $262,372,863 and $95,150,648, respectively, for the six months ended January 31, 2016.

21

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Sales	4,374,364	7,563,268
Issued to shareholders electing to receive payments of distributions in Fund shares	81,293	73,741
Redemptions	(1,786,556)	(1,522,332)

Net increase	2,669,101	6,114,677

Class C	Six Months Ended January 31, 2016 (Unaudited)	Period Ended July 31, 2015(1)

Sales	900,042	2,050,474
Issued to shareholders electing to receive payments of distributions in Fund shares	9,539	6,433
Redemptions	(143,996)	(181,102)

Net increase	765,585	1,875,805

Class I	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Sales	10,911,759	19,299,591
Issued to shareholders electing to receive payments of distributions in Fund shares	161,108	130,665
Redemptions	(2,443,376)	(4,873,106)

Net increase	8,629,491	14,557,150

(1)	Class C commenced operations on August 18, 2014.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2016.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2016 is included in the Portfolio of Investments. At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

22

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures Contracts	$—	$(90,113	)(1)

Total	$—	$(90,113)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(46,122)	$(90,113)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts (short) outstanding during the six months ended January 31, 2016, which is indicative of the volume of this derivative type, was approximately $4,786,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$428,522,666	$—	$428,522,666
Taxable Municipal Securities	—	43,538,473	—	43,538,473
Corporate Bonds & Notes	—	1,016,586	—	1,016,586

Total Investments	$—	$473,077,725	$—	$473,077,725

Liability Description

Futures Contracts	$(90,113)	$—	$—	$(90,113)

Total	$(90,113)	$—	$—	$(90,113)

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Municipal Opportunities Fund

January 31, 2016

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Advisor and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7778 1.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 11, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2016